===============================================


   THE BEDFORD MUNICIPAL
   MONEY MARKET
   PORTFOLIO






   MUNICIPAL
   MONEY MARKET PORTFOLIO
-----------------------------------------------






   SEMI-ANNUAL REPORT
   FEBRUARY 29, 2000
===============================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     Money market activity was dominated by three key issues in the six-month period ended February 2000; the economy, Federal Reserve policy and Y2K issues. The U.S. economy, fueled by extraordinary consumer demand, broke a record for peacetime expansion, as gross domestic product (GDP) surged 5.8% in the fourth quarter and recorded an annual growth rate in excess of 4% for the third year in a row. In the eyes of the Federal Reserve, however, the exuberance of the economy was a clear sign of trouble ahead. With GDP running well above their non-inflationary threshold, higher wages and prices were the expected consequence. The Fed's response was to tighten monetary policy three times during the last six months, raising the federal funds rate by 75 basis points to 6.00% by mid-March. Further increases are expected at the Fed's May and June meetings. The final factor was the concern surrounding Y2K, the perceived date change threat to global computer networks. During the third and fourth quarters, the money market portfolios focused on maintaining additional liquidity through year-end to accommodate any unanticipated withdrawals as a result of Y2K. With the transition to year 2000 now passed, we can report that neither the portfolios nor any of our portfolio management systems experienced any problems. Y2K was, in short, a non-event.

     During the final few months of last year, yields on municipal money market securities, in conjunction with several FOMC rate hikes, rose approximately 75 basis points to 3.80% on December 31, 1999. The rise in rates was slow and steady during the period, with a final 30 basis point spike occurring in the last week of December as dealers, fearful of carrying inventory over the Y2K year-end, raised rates to attract crossover taxable buyers. As Y2K quickly passed and early January bond coupon payments flooded the market, dealers took the opportunity to adjust yields downward concomitant with an increase in demand and a decrease in supply of municipal securities. This supply/demand pressure continued into February and by the end of the month, yields offered by dealers on variable rate demand notes had fallen 60 basis points from year-end 1999 to an average of 3.20%. Supply pressures should begin to abate as the April 15 tax payment date approaches and municipal money market funds experience what is typically their largest redemptions of the year.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-677-6310 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)


                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
MUNICIPAL BONDS--99.2%
ALABAMA--0.1%
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series A DN (AMBAC Insurance)+
   3.950% 03/07/00 ......................               $   370    $    370,000
                                                                   ------------
ARKANSAS--0.7%
Chandler IDA
   RB Series 2000 DN
   (Key Corp. Bank N.A. LOC)+
   4.100% 03/07/00 ......................                 1,625       1,625,000
                                                                   ------------
CALIFORNIA--2.0%
California Higher Education Student
   Loan RB Series D-2 MB (Dresdner
   Bank LOC)++
   3.500% 04/01/00 ......................                 5,000       5,000,000
                                                                   ------------
COLORADO--0.4%
Douglas County School District TAN
   4.500% 06/30/00 ......................                 1,000       1,002,886
                                                                   ------------
CONNECTICUT--1.1%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series1993 C MB (FGIC Insurance)++
   3.380% 07/01/00 ......................                 2,700       2,700,000
                                                                   ------------
FLORIDA--1.6%
Greater Orlando Airport Authority
   TECP AMT (Morgan Guaranty
   Trust LOC)
   3.800% 05/17/00 ......................                 4,000       4,000,000
                                                                   ------------
GEORGIA--1.4%
McDuffie County, Development
   Authority of, Waste Disposal RB
   (Temple-Inland Forest Products
   Corporation) TECP 1998
   4.550% 03/13/00 ......................                 2,500       2,500,000



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
GEORGIA--(CONTINUED)
Monroe County Development Authority
   PCR RB (Oglethorpe Power-
   Scherer-B) DN (Ambac Insurance)+
   3.850% 03/07/00 ......................               $ 1,000    $  1,000,000
                                                                   ------------
                                                                      3,500,000
                                                                   ------------
HAWAII--1.0%
Hawaii State Department of Budget &
   Finance (Palama Meat Co. Project)
   DN (Bank of Hawaii LOC)+
   4.250% 03/07/00 ......................                 2,500       2,500,000
                                                                   ------------
ILLINOIS--10.0%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding Bonds
   (General Binding Corp. Project)
   1988 DN (ABN AMRO Bank LOC)+
   4.320% 03/07/00 ......................                 1,600       1,600,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project)
   1993B MB++
   4.050% 12/01/00 ......................                 5,575       5,575,000
Chicago, City Of, IDA RB (Goose
   Island Beer O. Project) DN (ABN
   Amro Bank LOC)+
   4.250% 03/07/00 ......................                 2,000       2,000,000
East Dundee, Kane and Cook Counties,
   IDA RB (Otto Engine Project)/
   (Lasalle National Bank LOC) DN+
   3.950% 03/07/00 ......................                   950         950,000
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN-AMRO Bank LOC) TECP
   4.050% 08/17/00 ......................                 2,000       2,000,000
Illinois Educational Facilities Authority
   RB (National Louis University)
   Series 1999A DN (Banc One LOC)+
   3.900% 03/07/00 ......................                 1,200       1,200,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB++
   3.750% 03/30/00 ......................                 4,000       4,000,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
ILLINOIS--(CONTINUED)
Illinois Health Facility Authority RB MB
   (Evanston Hospital Corp.) Series A++
   3.550% 07/31/00 .....................                $ 6,000    $  6,000,000
Plainfield, Village of, IDA RB
   Series 1997 (Plainfield Moldings,
   Inc. Project) DN (Algemene LOC)+
   3.950% 03/07/00 .....................                  1,260       1,260,000
                                                                   ------------
                                                                     24,585,000
                                                                   ------------
INDIANA--4.0%
Indiana Development Finance Authority
   IDA RB (Enterprise Center II Project)
   DN (LOC Society National Bank
   Cleveland)+
   3.950% 03/07/00 .....................                  2,000       2,000,000
Indiana Development Finance Authority
   IDA RB (Enterprise Center IV Project)
   DN (LOC Society National Bank
   Cleveland)+
   3.950% 03/07/00 .....................                  2,600       2,600,000
Indiana Development Finance Authority
   Pollution Control Refunding RB
   (Southern Indiana Gas and Electric
   Co.) Series 1998A MB++
   3.000% 03/01/00 .....................                  2,900       2,900,000
Indiana State Development Finance
   Authority Economic Development
   RB DN (Saroyan Hardwoods Inc.
   Project) (Banc One Funding Corp.
   LOC)+
   4.000% 03/07/00 .....................                  1,550       1,550,000
Portage Economic Development RB
   (Breckenridge Apartments Project)
   DN (Comerica Bank Detroit LOC)+
   4.100% 03/07/00 .....................                    800         800,000
                                                                   ------------
                                                                      9,850,000
                                                                   ------------
KANSAS--0.7%
Wyandotte County, Kansas City
   Municipal GO Notes Series 9
   4.300% 02/01/01 .....................                  1,663       1,663,000
                                                                   ------------



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
KENTUCKY--2.0%
Henderson Industrial Building RB
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)+
   4.050% 03/07/00 .....................                $ 2,961    $  2,961,000
Pulaski County Solid Waste Disposal
   Facilities PCR RB (East Kentucky
   Power) Series B MB++
   4.050% 08/15/00 .....................                  2,000       2,000,000
                                                                   ------------
                                                                      4,961,000
                                                                   ------------
MARYLAND--6.2%
Anne Arundel County (Westdeutsche
   Landesbank Gironzentrale LOC)
   TECP
   3.700% 05/11/00 .....................                  2,000       2,000,000
Maryland Health & Higher Education
   Facilities Authority RB (Johns
   Hopkins Hospital Project) DN
   (Bank America LOC)+
   3.850% 03/07/00 .....................                  7,000       7,000,000
Maryland State Stadium Authority
   Sports Facilities DN+
   3.950% 03/07/00 .....................                  6,400       6,400,000
                                                                   ------------
                                                                     15,400,000
                                                                   ------------
MASSACHUSETTS--1.2%
Whiteman-Hanson Regional School
   District BAN
   3.500% 03/24/00 .....................                  2,000       2,000,364
   3.740% 07/07/00 .....................                  1,000       1,000,808
                                                                   ------------
                                                                      3,001,172
                                                                   ------------
MICHIGAN--3.8%
Benton Harbor Area School District BAN
   4.000% 08/31/00 .....................                  1,000       1,001,449
Michigan State Strategic Fund Limited
   Obligation RB (Dawnbreakers LLC
   Project) DN (Banc One N.A. LOC)+
   4.100% 03/07/00 .....................                  4,855       4,855,000
Pinckney Community Schools
   GO Notes
   4.250% 06/30/00 .....................                  1,000       1,000,962

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------

MICHIGAN--(CONTINUED)
Swartz Creek Community Schools
   State Aid Anticipation Notes GO
   Notes MB++
   3.600% 05/17/00 .....................                $ 2,500    $  2,501,013
                                                                   ------------
                                                                      9,358,424
                                                                   ------------
MINNESOTA--0.8%
Minneapolis GO Series 1998B DN
   (Bayerische Landesbank
   Girozentrale LOC)+
   3.750% 03/07/00 .....................                  1,885       1,885,000
                                                                   ------------
MISSOURI--0.1%
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN (Bank of New
   York LOC)+
   4.000% 03/07/00 .....................                    200         200,000
                                                                   ------------
NEBRASKA--1.5%
Lancaster County Industrial
   Development RB (Sun-Husker
   Foods, Inc. Project) DN (Bank of
   Tokyo LOC)+
   4.350% 03/07/00 .....................                  3,800       3,800,000
                                                                   ------------
NEW HAMPSHIRE--1.2%
New Hampshire State Business
   Finance Authority (New England
   Power) TECP
   3.700% 04/24/00 .....................                  3,000       3,000,000
                                                                   ------------
NEW JERSEY--3.2%
Carlstadt County BAN
   3.350% 03/29/00 .....................                  1,000       1,000,148
Cedar Grove Township GO
   Series 1999 BAN
   3.500% 03/07/00 .....................                  2,292       2,292,145
Essex County Improvement Authority
   BAN (MIG)
   3.500% 03/31/00 .....................                  2,000       2,000,556
Hillside Township BAN
   3.625% 03/08/00 .....................                  2,210       2,210,194



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
NEW JERSEY--(CONTINUED)
New Jersey Economic Development
   Authority RB (J. Jams Realty Co.)
   DN (First Union National Bank LOC)+
   3.900% 03/07/00 .....................                $   460    $    460,000
                                                                   ------------
                                                                      7,963,043
                                                                   ------------
NEW MEXICO--0.4%
New Mexio State TRAN
   4.500% 06/30/00 .....................                  1,000       1,002,103
                                                                   ------------
NEW YORK--12.9%
City of New York Transitional Finance
   Authority Series 1999B-1 DN
   (Morgan Guaranty Trust LOC)+
   3.750% 03/07/00 .....................                  3,200       3,200,000
Long Island Power Authority DN
   (MBIA Insurance LOC)+
   3.800% 03/07/00 .....................                    800         800,000
Long Island Power Authority Electric
   System Subordinated RB DN
   (Bayerische Landesbank
   Girozentrale LOC) DN+
   3.850% 03/07/00 .....................                    700         700,000
New York City GO (Morgan Guaranty
   LOC) DN+
   3.800% 03/07/00 .....................                    350         350,000
New York City GO Bonds DN
   (Morgan Guaranty LOC)+
   3.800% 03/07/00 .....................                    300         300,000
New York City GO DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.750% 03/07/00 .....................                  2,300       2,300,000
New York State Dormitory Authority
   Reserves DN /(MBIA INSURANCE)+
   3.750% 03/07/00 .....................                 10,000      10,000,000
New York State Housing Finance
   Agency (Liberty View Apartments)
   Series 1997A DN (Federal National
   Mortgage Association LOC)+
   3.700% 03/07/00 .....................                  6,400       6,400,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
NEW YORK--(CONTINUED)
New York State Housing Finance
   Agency Union Square South
   Housing RB 1996 Series A DN
   (Bayerische Landesbank
   Girozentrale LOC)+
   3.700% 03/07/00 .....................                $ 7,500    $  7,500,000
Port Authority of New York & New
   Jersey Versatile Structure
   Obligations DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.750% 03/01/00 .....................                    400         400,000
                                                                   ------------
                                                                     31,950,000
                                                                   ------------
NORTH CAROLINA--11.8%
Buncombe County Industrial Facilities
   and Pollution Control Financing
   Authority RB (Lustar Dyeing, Inc.
   Project) Series 1998 DN (First
   Union National Bank LOC)+
   4.050% 03/07/00 .....................                  2,500       2,500,000
Charlotte-Mecklenburg Hospital
   Authority RB (Health Care System
   Project) Series 1996B DN (Bank of
   America LOC)+
   3.800% 03/07/00 .....................                  3,400       3,400,000
Greensboro (Combined Enterprise
   Systems) DN /(Bank Of America
   LOC)+
   3.900% 03/07/00 .....................                  2,975       2,975,000
Guilford County Industrial Facilities
   and Pollution Control Financing
   Authority IDA RB (U.S. Label Corp.
   Project) Series 1995 DN (Wachovia
   Bank LOC)+
   4.000% 03/07/00 .....................                    700         700,000
Lee County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Var-Arden Corp
   Project) Series 1999 DN (Comerica
   Bank Detroit LOC)+
   4.100% 03/07/00 .....................                  3,300       3,300,000
North Carolina Educational Facilities
   Financing Agency DN+
   3.900% 03/07/00 .....................                  8,100       8,100,000



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
NORTH CAROLINA--(CONTINUED)
North Carolina Health Care Series
   1985 DN (MBIA Insurance)+
   3.750% 03/07/00 ...............................      $   600    $    600,000
North Carolina Medical Care
   Commission Hospital RB (Duke
   University Hospital Project)
   Series 1985B DN+
   3.800% 03/07/00 ...............................        2,000       2,000,000
North Carolina Medical Care
   Commission Hospital RB (Luthern
   Retirement Project) Series 1999 DN
   (Bank America LOC)+
   3.900% 03/07/00 ...............................          400         400,000
North Carolina Medical Care
   Community Hospital Lincoln Health
   System DN (NationsBank LOC)+
   3.900% 03/07/00 ...............................        3,100       3,100,000
Wake County Industrial Facility PCR
   RB (Carolina Power & Light Co.)
   Series 1985 A DN (Credit Suisse
   LOC)+
   3.800% 03/07/00 ...............................        2,000       2,000,000
                                                                   ------------
                                                                     29,075,000
                                                                   ------------
NORTH DAKOTA--0.4%
North Dakota State Housing Finance
   Authority Home Mortgage RB
   Series C MB (FGIC Insurance)++
   3.200% 04/01/00 ...............................        1,000       1,000,000
                                                                   ------------
OHIO--3.1%
Allen City BAN
   3.350% 04/13/00 ...............................        2,000       2,000,341
Butler County BAN
   4.180% 03/15/00 ...............................        1,000       1,000,181
Cuyahoga County RB (The Cleveland
   Clinic) Series D DN (Bank America
   N.A. LOC)+
   3.850% 03/07/00 ...............................          300         300,000
Mansfield City School District BAN
   4.400% 07/18/00 ...............................        1,000       1,001,668


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------

OHIO--(CONTINUED)
Montgomery County Healthcare
   Facilities RB Series 1998 DN
   (National City Bank of Cleveland
   LOC)+
   3.950% 03/07/00 ...............................      $   570    $    570,000
Toledo BAN
   4.200% 05/18/00 ...............................        1,000       1,000,980
Union Township GO Notes
   3.770% 05/26/00 ...............................        1,850       1,851,973
                                                                   ------------
                                                                      7,725,143
                                                                   ------------
OKLAHOMA--2.0%
Oklahoma County Finance Authority
   IDA RB (Southwest Electric Co.
   Project) Series 1998 DN (Bank
   One of Milwaukee LOC)+
   4.000% 03/07/00 ...............................        2,865       2,865,000
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN (Bank of Nova Scotia
   LOC)+
   4.050% 03/07/00 ...............................        2,000       2,000,000
                                                                   ------------
                                                                      4,865,000
                                                                   ------------
PUERTO RICO--0.8%
Puerto Rico Electric Power Authority
   DN (Societe Generale LOC)+
   3.000% 03/07/00 ...............................        1,900       1,900,000
                                                                   ------------
SOUTH CAROLINA--2.7%
Berkeley County IDA RB (Nucor Corp.
   Guarantee Project) Series 1995 DN+
   4.000% 03/07/00 ...............................        2,300       2,300,000
Chesterfield County IDA RB (Culp,
   Inc.) DN (Wachovia LOC)+
   4.050% 03/07/00 ...............................        2,300       2,300,000
Marlboro County, IDA RB (Reliance
   Trading Corp. of America Project)
   1997 DN (ABN AMRO Bank LOC)+
   3.950% 03/07/00 ...............................        1,100       1,100,000



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
SOUTH CAROLINA--(CONTINUED)
South Carolina Jobs Economic
   Development Authority RB (Tate
   Metalworks, Inc. Project) 1998 DN
   (Wachovia LOC)+
   4.050% 03/07/00 ...............................      $ 1,000    $  1,000,000
                                                                   ------------
                                                                      6,700,000
                                                                   ------------
TENNESSEE--2.4%
Morristown IDA (Petoskey Plastic
   Project) DN (Comerica Bank LOC)+
   4.200% 03/07/00 ...............................        6,000       6,000,000
                                                                   ------------
TEXAS--7.9%
Austin Airport System Revenue
   Financial Sevices Department -
   Merlots Series J First Union 2A-7
   Merlots Series 2000 J (MBIA
   Insurance LOC) DN+
   4.050% 03/07/00 ...............................        1,000       1,000,000
Brazos River Harbor Navigational
   District TECP
   3.900% 06/09/00 ...............................        9,980       9,980,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN (National City
   Bank of Cleveland LOC)+
   4.300% 03/07/00 ...............................        1,300       1,300,000
Texas State TRAN
   4.500% 08/31/00 ...............................        7,300       7,326,116
                                                                   ------------
                                                                     19,606,116
                                                                   ------------
VIRGINIA--5.9%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN
   (AMBAC Insurance)+
   3.900% 03/07/00 ...............................          565         565,000
Metropolitan Washington DC Airport
   Authority TECP
   3.750% 04/17/00 ...............................       14,000      14,000,000
                                                                   ------------
                                                                     14,565,000
                                                                   ------------

                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
WASHINGTON--0.8%
Washington State DN+
   3.960% 03/07/00 ...............................      $ 2,000    $  2,000,000
                                                                   ------------
WISCONSIN--5.0%
Franklin, City Of, IDA RB Series 1998
   (All Glass Aquarium Co., Inc.
   Project) DN (Banc One Funding
   Corp. LOC)+
   4.000% 03/07/00 ...............................        4,390       4,390,000
Mequon, City of, IDA RB (Johnson
   Level GRW Investment Project)
   DN (Bank One Fundim Corp. LOC)+
   4.000% 03/07/00 ...............................        2,345       2,345,000
Rapids City IDA RB (Theile Kaolin of
   Wisconsin, Inc. Project) DN
   (Suntrust Bank LOC)+
   4.050% 03/07/00 ...............................        2,250       2,250,000
Wisconsin Housing & Economic
   Development Authority MB
   (Transamerica Life And Annuity
   Company)++
   4.060% 03/07/00 ...............................        3,300       3,300,000
                                                                   ------------
                                                                     12,285,000
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $245,037,887) .......................                  245,037,887
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--99.2%
   (Cost $245,037,887*) ..........................                  245,037,887
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.8% ..........................                    1,897,986
                                                                   ------------
NET ASSETS (Applicable to 130,486,325
   Bedford shares,  219,708 Cash Preservation
   shares, 116,303,638 Janney Montgomery Scott
   shares, and 800 other
   shares)--100.0% ...............................                 $246,935,873
                                                                   ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($246,935,873 / 247,010,471) ..................                        $1.00
                                                                          =====

*    Also cost for Federal income tax purposes.

+ Variable Rate Demand Notes -- The interest rate shown is the rate as of February 29, 2000 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

AMT ................................................. Alternative Minimum Tax
BAN .................................................. Bond Anticipation Note
DN .............................................................. Demand Note
GO ...................................................... General Obligations
LOC ........................................................ Letter of Credit
IDA ........................................ Industrial Development Authority
MB ........................................................... Municipal Bond
PCR ............................................... Pollution Control Revenue
RAN ............................................... Revenue Anticipation Note
RAW ........................................... Revenue Anticipation Warrants
RB ............................................................. Revenue Bond
TAN ................................................... Tax Anticipation Note
TECP ............................................ Tax Exempt Commercial Paper
TRAN ...................................... Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)


                                                              MUNICIPAL
                                                             MONEY MARKET
                                                              PORTFOLIO
                                                             ------------
Investment Income
   Interest ..............................................     $4,482,447
                                                               ----------
Expenses
   Distribution fees .....................................        746,306
   Investment Advisory fees ..............................        434,321
   Administration fees ...................................        124,384
   Transfer Agent fees ...................................         64,586
   Service organization fees .............................             --
   Printing fees .........................................         32,802
   Custodian fees ........................................         28,933
   Legal fees ............................................          6,019
   Registration fees .....................................         23,000
   Audit fees ............................................          9,789
   Director's fees .......................................          5,778
   Insurance expense .....................................          1,227
   Miscellaneous .........................................            630
                                                               ----------
                                                                1,477,775

   Less fees waived ......................................       (361,136)
   Less expense reimbursement by advisor .................        (26,002)
                                                               ----------
        Total expenses ...................................      1,090,637
                                                               ----------
Net Investment Income ....................................      3,391,810
                                                               ----------
Net realized gain/(loss) on investments ..................             --
                                                               ----------
Net increase in net assets resulting from operations .....     $3,391,810
                                                               ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                             MUNICIPAL MONEY
                                             MARKET PORTFOLIO
                                     -----------------------------------
                                          FOR THE           FOR THE
                                     SIX MONTHS ENDED     YEAR ENDED
                                      FEBRUARY 29, 2000  AUGUST 31, 1999
                                     ------------------  ---------------
                                       (UNAUDITED)

Increase/(decrease) in assets:
Operations:
  Net investment income .........        $  3,391,810     $  6,771,609
  Net realized gain (loss) on
    investments .................                  --               --
                                         ------------     ------------
  Net increase in net assets
    resulting from operations ...           3,391,810        6,771,609
                                         ------------     ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..............          (1,850,391)      (3,903,796)
    Cash Preservation shares ....              (2,870)          (4,151)
    Janney Montgomery Scott
      shares ....................          (1,538,549)      (2,863,662)
                                         ------------     ------------

      Total Dividends to
        shareholders ............          (3,391,810)      (6,771,609)
                                         ------------     ------------
Net capital share
  transactions (Note 3) .........         (18,095,591)      19,860,650
                                         ------------     ------------
Total increase (decrease) in
  net assets ....................         (18,095,591)      19,860,650
Net Assets:
  Beginning of period ...........         265,031,464      245,170,814
                                         ------------     ------------
  End of period .................        $246,935,873     $265,031,464
                                         ============     ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (C)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                              ------------------------------------------------------------------------------------------
                                    FOR THE           FOR THE            FOR THE          FOR THE           FOR THE
                                   SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                     ENDED             ENDED              ENDED             ENDED             ENDED
                               FEBRUARY 29, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996
                              ------------------   ---------------   ---------------   ---------------   ---------------
                                  (UNAUDITED)
Net asset value,
  beginning of year or period .     $   1.00         $   1.00           $   1.00           $   1.00         $   1.00
                                    --------         --------           --------           --------         --------
Income from investment
  operations:
  Net investment income .......       0.0135           0.0243             0.0286             0.0285           0.0288
                                    --------         --------           --------           --------         --------
   Total from investment
     operations ...............       0.0135           0.0243             0.0286             0.0285           0.0288
                                    --------         --------           --------           --------         --------
Less distributions
  Dividends (from net
   investment income) .........      (0.0135)         (0.0243)           (0.0286)           (0.0285)         (0.0288)
                                    --------         --------           --------           --------         --------
   Total distributions ........      (0.0135)         (0.0243)           (0.0286)           (0.0285)         (0.0288)
                                    --------         --------           --------           --------         --------
Net asset value, end of year
  or period ...................     $   1.00         $   1.00           $   1.00           $   1.00         $   1.00
                                    ========         ========           ========           ========         ========
  Total Return ................      1.35%(d)           2.46%              2.97%              2.88%            2.92%

Ratios/Supplemental Data
  Net assets, end of
   period (000) ...............     $130,415         $150,278           $147,633           $213,034         $201,940
  Ratios of expenses to average
   net assets .................    .89%(a)(b)          .89%(a)            .89%(a)            .85%(a)          .84%(a)
  Ratios of net investment
   income to average
   net assets .................      2.71%(b)           2.43%              2.86%              2.85%            2.88%



(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.18% for the six months ended February 29, 2000, 1.15%, 1.15%, 1.14%, and 1.12% for the years ended August 31, 1999, 1998, 1997, and 1996, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(d)  Non-Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.03 billion shares are currently classified into ninety-nine classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", ten of which have begun investment operations: the Bedford Family, the Principal Family, the Sansom Street Family, the Janney Montgomery Scott Family, the Cash Preservation Family, the Select Family, the n/i Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders.

     The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

               C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment advisor for the portfolio described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                PORTFOLIO                                 ANNUAL RATE
      ------------------------------      -------------------------------------------
     Municipal Money Market Portfolio     .35% of first $250 million of net assets;
                                          .30% of next $250 million of net assets;
                                          .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2000, advisory fees and waivers for the investment portfolio were as follows:

                                                          GROSS                                              NET
                                                        ADVISORY                                          ADVISORY
                                                           FEE                      WAIVER                   FEE
                                                        ---------                -----------              ---------
     Municipal Money Market Portfolio                   $434,321                  $(358,156)               $76,165

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the net operating expenses exceed the expense cap. For the six months ended February 29, 2000 the reimbursed expenses were $26,002 for the Municipal Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC Trust Co. serves as custodian for the portfolio. PFPC Inc. ("PFPC") serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2000, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                       GROSS                               NET
                                                  TRANSFER AGENCY                    TRANSFER AGENCY
                                                        FEE            WAIVER              FEE
                                                  ----------------  -------------    ---------------
Municipal Money Market Portfolio
     Bedford Class                                     $32,954         $    --            $32,954
     Cash Preservation Class                             3,371          (2,980)               391
     Janney Montgomery Scott Class                      28,261              --             28,261
                                                       -------         -------            -------
        Total Municipal Money Market Portfolio         $64,586         $(2,980)           $61,606
                                                       =======         =======            =======

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the six months ended February 29, 2000, the administration fee and waiver for the portfolio were as follows:

                                             GROSS                               NET
                                        ADMINISTRATION                     ADMINISTRATION
                                              FEE            WAIVER              FEE
                                        --------------     ----------      --------------
Municipal Money Market Portfolio           $124,384          $    --           $124,384

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, and Janney Montgomery Scott Class.

     For the six months ended February 29, 2000, distribution fees for each class were as follows:

                                                             DISTRIBUTION
                                                                  FEE
                                                             ------------
             Municipal Money Market Portfolio
                 Bedford Class                                 $409,741
                 Cash Preservation Class                            436
                 Janney Montgomery Scott Class                  336,129
                                                               --------
                     Total Municipal Money Market Portfolio    $746,306
                                                               ========

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                         MUNICIPAL MONEY
                                        MARKET PORTFOLIO
                               ----------------------------------
                                   FOR THE            FOR THE
                               SIX MONTHS ENDED      YEAR ENDED
                               FEBRUARY 29, 2000  AUGUST 31, 1999
                               -----------------  ---------------
                                (UNAUDITED)
                                    VALUE               VALUE
                               -----------------  ---------------
Shares sold:
   Bedford Class ................  $ 131,724,543    $ 471,166,299
   Cash Preservation Class ......         32,443          178,689
   Janney Montgomery
     Scott Class ................    225,816,326      445,130,179
   Principal Class ..............             --               --
   Sansom Street Class ..........             --               --
   Select Class .................             --               --
                                   -------------    -------------
    Total Shares Purchased ......    357,573,312      916,475,167
Shares issued in
  reinvestment of dividends:
   Bedford Class ................      1,855,138        3,895,215
   Cash Preservation Class ......          2,822            3,980
   Janney Montgomery
     Scott Class ................      1,534,459        2,871,349
   Principal Class ..............             --               --
   Sansom Street Class ..........             --               --
   Select Class .................             --               --
                                   -------------    -------------
    Total Shares Reinvested .....      3,392,419        6,770,544
Shares repurchased:
   Bedford Class ................   (153,443,382)    (472,416,562)
   Cash Preservation Class ......        (29,929)         (60,295)
   Janney Montgomery
     Scott Class ................   (225,588,011)    (430,908,204)
   Principal Class ..............             --               --
   Sansom Street Class ..........             --               --
   Select Class .................             --               --
                                   -------------    -------------
    Total Shares Repurchased ....   (379,061,322)    (903,385,061)
                                   -------------    -------------
Net increase (decrease) .........  $ (18,095,591)   $  19,860,650
                                   =============    =============
Bedford Shares authorized .......    500,000,000      500,000,000
                                   =============    =============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 29, 2000, net assets consisted of the following:

                                                            MUNICIPAL
                                                          MONEY MARKET
                                                            PORTFOLIO
                                                          ------------
Capital paid-in                                           $246,954,810
Accumulated net realized gain (loss) on investments            (18,937)
                                                          ------------
                                                          $246,935,873
                                                          ============


NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 1999 capital loss carryovers were available to offset future realized gains as follows: $18,937 in the Municipal Money Market Portfolio of which, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006.

     The Municipal Money Market Portfolio had $55,760 of capital loss carryover that expired in 1999.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers two other classes of shares representing interest in the Municipal Money Market Portfolio: Janney Montgomery Scott and Cash Preservation. Each class is marketed to different types of investors. Financial Highlights of Cash Preservation class is not presented in this report due to its immateriality. Such information is available in the annual report of the Cash Preservations Family. The financial highlights of the Janney Montgomery Scott class is as follows:

THE JANNEY MONTGOMERY SCOTT FAMILY (c) (CONTINUED)

                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                             ---------------------------------------------------------------
                                 FOR THE     FOR THE      FOR THE     FOR THE     FOR THE
                                SIX MONTHS     YEAR        YEAR        YEAR         YEAR
                                   ENDED       ENDED       ENDED       ENDED        ENDED
                               FEBRUARY 29,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,
                                   2000        1999        1998        1997         1996
                              ------------  ----------  ----------  ---------    ----------
                               (UNAUDITED)
Net asset value, beginning
  of year or period ........     $   1.00    $   1.00     $  1.00   $   1.00      $   1.00
                                 --------    --------     -------   --------      --------
Income from investment
  operations:
  Net investment income ....       0.0137      0.0246      0.0290     0.0285        0.0278
                                 --------    --------     -------   --------      --------
      Total from investment
        operations .........       0.0137      0.0246      0.0290     0.0285        0.0278
                                 --------    --------     -------   --------      --------
Less distributions
  Dividends (from net
    investment income) .....      (0.0137)    (0.0246)    (0.0290)   (0.0285)      (0.0278)
                                 --------    --------     -------   --------      --------
      Total distributions ..      (0.0137)    (0.0246)    (0.0290)   (0.0285)      (0.0278)
                                 --------    --------     -------   --------      --------
Net asset value, end of
  year or period ...........     $   1.00    $   1.00     $  1.00   $   1.00      $   1.00
                                 ========    ========     =======   ========      ========
Total Return ...............      1.37%(d)      2.49%       2.94%      2.89%         2.81%
Ratios /Supplemental Data
  Net assets, end of year or
    period (000) ..........      $116,301    $114,539    $ 97,445   $108,826      $ 89,428
  Ratios of expenses to
    average net assets .....   0.86%(a)(b)    0.86%(a)    0.86%(a)   0.85%(a)      0.94%(a)
  Ratios of net investment
    income to average
    net assets .............      2.75%(b)      2.46%       2.90%      2.85%         2.78%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municiapl Money Market Portfolio would have been 1.18% for the six months ended February 29, 2000, 1.20%, 1.16%, 1.13% and 1.23% for the years ended August 31, 1999, 1998, 1997 and
     1996, respectivley.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(d)  Non-Annualized.

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